Other Assets - Summary Of Other Assets (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
MAVEN TOPCO LIMITED [Member]
Notes receivable from related party, current	$ 4.1